Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Long-Term Assets [Abstract]
Schedule of Other Long-Term Assets
As at December 31,	2023	2022
Pension benefits (Note 32)	$40,624	$47,312
Other	302	302
Prepaid expenses	—	116
Deferred charges (Note 13)	—	247
Other long-term assets	$40,926	$47,977